Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-55802
Entity Registrant Name	VISION ENERGY CORPORATION
Entity Central Index Key	0001676580
Entity Tax Identification Number	47-4823945
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	95 Christopher Columbus Drive
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	(551)
Local Phone Number	298-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false